Share-Based Compensation (Share-based Compensation Allocated from Sohu to the 17173 Business, Restricted Stock Unit Activity) (Details) (Sohu's 2000 Stock Incentive Plan [Member], Restricted Stock Units [Member], Employees of 17173 Business [Member], USD $)
In Thousands, except Per Share data, unless otherwise specified
12 Months Ended
Dec. 31, 2013
Sohu's 2000 Stock Incentive Plan [Member] | Restricted Stock Units [Member] | Employees of 17173 Business [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Units, Unvested, Beginning balance	8
Number of Units, Vested	(4)
Number of Units, Forfeited	(1)
Number of Units, Unvested, Ending balance	3
Number of Units, Expected to vest thereafter	2
Weighted-Average Grant-Date Fair Value, Unvested, Beginning balance	$ 61.27
Weighted-Average Grant-Date Fair Value, Vested	$ 61.27
Weighted-Average Grant-Date Fair Value, Forfeited	$ 61.27
Weighted-Average Grant-Date Fair Value, Unvested, Ending balance	$ 61.27
Weighted-Average Grant-Date Fair Value, Expected to vest thereafter	$ 61.27